STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SEMIANNUAL REPORT AS OF JUNE 30, 2001

MANAGEMENT DISCUSSION AND ANALYSIS


The State Street Navigator Securities Lending Prime Portfolio (the "Fund") is a special purpose money market fund. One hundred percent of Fund balances are derived from the cash collateral received from securities lending. The Fund is consistently managed to provide liquidity and preserve capital while investing in high quality instruments and offering competitive returns.

The year began with the Federal Reserve Board lowering the federal funds target rate by 50 basis points on January 3 and another 50 basis points on January 31 due to "further weakening of sales and production, lower consumer confidence, tight conditions in some segments of the financial markets and higher energy prices sapping household and business purchasing power." During the month of March, economic releases were mixed. They indicated that the economy continued to slow and that the weakness may begin to spread from manufacturing to other segments. This prompted the Fed to ease again in March by 50 basis points. Due to a decline in capital spending, erosion of profits, weakness abroad, and the continuing weakness in equity markets, the Fed surprised the market yet again on April 18 with an inter-meeting ease of 50 basis points and another ease of 50 basis points on May 15. On June 27, Federal Reserve policymakers eased again by 25 basis points, bringing the total amount of easing to 275 basis points this year.

Throughout the first two quarters, the investment strategy was to purchase securities in the one- to six-month maturity range in order to manage liquidity and increase yield in anticipation of future eases. We continued to seek investment opportunities along the curve by taking advantage of any backup in interest rates. The LIBOR curve remained inverted and yields decreased throughout the first half of the year. Due to the high correlation to the NASDAQ Composite Index, the fund experienced large cash swings. With uncertain cash flows, liquidity was a primary concern. At the beginning of the second quarter, the portfolio's average maturity was 66 days, and at the end of the quarter, it was 68 days.

We will continue to meet our objectives of offering competitive returns, adequate liquidity, and a stable net asset value.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2001 (UNAUDITED)

   NAME OF ISSUER                                                  INTEREST    MATURITY       PRINCIPAL          AMORTIZED
 AND TITLE OF ISSUE                                                  RATE        DATE           AMOUNT             COST+
 ------------------                                                  ----        ----           ------             -----
COMMERCIAL PAPER - 28.83%
ASSET BACKED SECURITIES DIVERSIFIED - 19.40%
   Amsterdam Funding Corp.                                          4.000%     07/02/2001  $ 175,000,000       $ 174,980,555
   Amsterdam Funding Corp.                                          4.000%     07/03/2001     50,000,000          49,988,889
   Assets Securitization Cooperative Corp.                          4.000%     07/06/2001     60,000,000          59,966,667
   Assets Securitization Cooperative Corp. (a)                      3.920%     01/04/2002    120,000,000         120,000,000
   Assets Securitization Cooperative Corp.                          3.800%     02/14/2002    115,000,000         115,000,000
   Barton Capital Corp.                                             4.000%     07/10/2001    100,722,000         100,621,278
   Blue Ridge Asset                                                 4.000%     07/11/2001    100,000,000          99,888,889
   Blue Ridge Asset                                                 4.240%     07/20/2001     27,557,000          27,495,333
   Centric Capital Corp.                                            3.840%     07/31/2001     69,500,000          69,277,600
   Ciesco LP                                                        3.720%     08/22/2001    125,000,000         124,328,333
   Corporate Asset Funding Corp.                                    3.960%     07/23/2001    100,000,000          99,758,000
   Corporate Asset Funding Corp.                                    3.730%     08/01/2001     59,100,000          58,910,174
   Delaware Funding Corp.                                           3.760%     07/23/2001    152,118,000         151,768,467
   Edison Asset Securitization                                      4.730%     07/02/2001    100,000,000          99,986,861
   Edison Asset Securitization                                      3.960%     07/23/2001    175,000,000         174,576,500
   Edison Asset Securitization                                      3.670%     08/22/2001    100,000,000          99,469,889
   Enterprise Funding Corp.                                         4.000%     07/11/2001     49,873,000          49,817,586
   Enterprise Funding Corp.                                         3.800%     08/15/2001     55,530,000          55,266,232
   Falcon Asset Securitization                                      3.700%     09/17/2001     82,885,000          82,220,539
   Govco, Inc.                                                      4.170%     08/10/2001    100,000,000          99,536,667
   Govco, Inc.                                                      3.900%     08/22/2001    100,000,000          99,436,666
   New Center Asset Trust                                           4.130%     07/02/2001    300,000,000         299,965,583
   New Center Asset Trust                                           4.650%     07/13/2001    150,000,000         149,767,500
   Old Line Funding Corp.                                           4.000%     07/06/2001     44,896,000          44,871,058
   Pennine Funding                                                  3.970%     08/23/2001     75,000,000          74,561,646
   Pennine Funding                                                  3.640%     09/11/2001     50,000,000          49,636,000
   Preferred Receivables Funding Corp.                              3.980%     07/13/2001     90,000,000          89,880,600
   Sheffield Receivables Corp.                                      3.720%     07/25/2001    110,000,000         109,727,200
   Sheffield Receivables Corp.                                      4.010%     07/02/2001     75,000,000          74,991,646
   Surrey Funding Corp.                                             4.180%     07/02/2001    240,540,000         240,512,071
   Thunder Bay Funding, Inc.                                        4.000%     07/02/2001    105,195,000         105,183,312
   Variable Funding Capital                                         3.820%     11/21/2001     60,000,000          60,000,000
   Windmill Funding Corp.                                           4.000%     07/02/2001    150,000,000         149,983,333
                                                                                                             ---------------
                                                                                                               3,461,375,074
                                                                                                             ---------------

BANKS FOREIGN - 4.72%
   Bank of Scotland                                                 4.210%     06/04/2002     70,000,000          69,993,710
   Barclays Bank Plc (a)                                            3.780%     01/11/2002    260,000,000         259,972,708
   Barclays Bank Plc (a)                                            3.745%     03/12/2002    175,000,000         174,958,156
   DenDanske Corp.                                                  4.190%     07/27/2001    100,000,000          99,697,389
   Dexia CLF Finance Co.                                            4.195%     07/25/2001    100,000,000          99,720,333
   Nordea North America, Inc.                                       4.100%     10/24/2001     40,000,000          39,476,111
   Swedbank, Inc.                                                   4.530%     10/03/2001    100,000,000          98,817,167
                                                                                                             ---------------
                                                                                                                 842,635,574
                                                                                                             ---------------


See Notes to Financial Statements.

   NAME OF ISSUER                                                  INTEREST    MATURITY       PRINCIPAL          AMORTIZED
 AND TITLE OF ISSUE                                                  RATE        DATE           AMOUNT             COST+
 ------------------                                                  ----        ----           ------             -----
COMMERCIAL PAPER - 28.83% (CONTINUED)
CAPITAL GOODS - 0.55%
   ABB Treasury Centre (USA), Inc.                                  4.520%     09/28/2001  $ 100,000,000       $  98,882,556
                                                                                                             ---------------

CONSUMER NON-CYCLICAL OTHER - 0.65%
   Unilever NV (a)                                                  3.970%     09/07/2001    116,000,000         116,000,000
                                                                                                             ---------------

FINANCE NON-CAPTIVE DIVERSIFIED - 2.39%
   General Electric Capital Corp.                                   3.600%     09/18/2001    150,000,000         148,815,000
   General Electric Capital Corp.                                   3.980%     07/12/2001     90,000,000          89,890,550
   General Electric Capital Corp.                                   3.850%     08/22/2001    100,000,000          99,443,889
   General Electric Capital Corp.                                   3.710%     12/05/2001     90,000,000          88,543,825
                                                                                                             ---------------
                                                                                                                 426,693,264
                                                                                                             ---------------

INSURANCE - 0.34%
   Aegon Funding Corp.                                              4.580%     07/09/2001     60,000,000          59,938,933
                                                                                                             ---------------

RETAILERS - 0.78%
   Wal-Mart Stores, Inc. (a)                                        3.660%     12/27/2001    140,000,000         139,966,476
                                                                                                             ---------------

TOTAL COMMERCIAL PAPER                                                                                         5,145,491,877
                                                                                                             ---------------

CERTIFICATES OF DEPOSIT - 41.10%
BANKS FOREIGN - 36.28%
   Abbey National Treasury Services                                 4.240%     07/31/2001    150,000,000          150,001,206
   ABN-AMRO Bank                                                    4.350%     06/03/2002    125,000,000          124,988,246
   Australia & New Zealand Banking                                  4.370%     05/02/2002     50,000,000           49,995,944
   Bank of Nova Scotia                                              3.770%     09/28/2001    150,000,000          150,000,000
   Bank of Scotland                                                 6.980%     07/16/2001     40,000,000           39,999,611
   Bank of Scotland                                                 3.805%     09/04/2001    130,000,000          130,001,130
   Bank of Scotland                                                 4.050%     05/14/2002     50,000,000           50,012,729
   Barclays Bank Plc (a)                                            3.820%     12/11/2001    300,000,000          299,947,751
   Bayerische Vereinsbank AG                                        4.010%     08/08/2001     90,000,000           90,004,580
   Bayerische Vereinsbank AG                                        3.800%     09/11/2001    100,000,000          100,000,990
   Canadian Imperial Bank Commerce (a)                              3.765%     03/01/2002    125,000,000          124,991,828
   Canadian Imperial Bank Commerce (a)                              4.300%     05/01/2002    200,000,000          199,983,818
   Canadian Imperial Bank Commerce (a)                              4.105%     05/10/2002    178,000,000          177,977,717
   Canadian Imperial Bank Commerce (a)                              3.770%     02/27/2002    150,000,000          149,985,362
   Commerzbank AG                                                   4.230%     08/01/2001    100,000,000           99,998,979
   Den Danske Bank                                                  3.570%     12/21/2001    125,000,000          122,855,521
   Deutsche Bank AG (a)                                             3.840%     09/24/2001     73,000,000           72,991,783
   Deutsche Bank AG                                                 6.050%     07/05/2001     75,000,000           75,004,025
   Deutsche Bank AG                                                 4.690%     07/16/2001    100,000,000          100,000,000
   Deutsche Bank AG                                                 6.890%     08/20/2001    150,000,000          149,994,162
   Deutsche Bank AG                                                 4.050%     05/13/2002    100,000,000           99,991,571
   Dexia Bank New York                                              4.805%     07/02/2001    100,000,000          100,000,014
   Dexia Bank New York                                              5.380%     01/16/2002    175,000,000          174,981,657
   Dresdner Bank AG                                                 3.820%     11/30/2001    100,000,000          100,016,251
   Dresdner Bank AG                                                 5.480%     07/18/2001     64,000,000           64,000,000


See Notes to Financial Statements.

   NAME OF ISSUER                                                  INTEREST    MATURITY       PRINCIPAL          AMORTIZED
 AND TITLE OF ISSUE                                                  RATE        DATE           AMOUNT             COST+
 ------------------                                                  ----        ----           ------             -----
 CERTIFICATES OF DEPOSIT - 41.10%  (CONTINUED)
   Dresdner Bank AG                                                 4.050%     08/16/2001  $  50,000,000       $  50,000,000
   Dresdner Bank AG                                                 4.550%     09/26/2001     25,000,000          24,993,957
   Dresdner Bank AG                                                 3.600%     09/27/2001    150,000,000         149,949,033
   Halifax Group Plc                                                4.730%     07/23/2001    100,000,000         100,000,000
   Halifax Group Plc                                                4.000%     11/23/2001     60,000,000          60,000,000
   ING Bank NV                                                      5.490%     07/18/2001     90,000,000          90,000,000
   ING Bank NV                                                      4.750%     07/31/2001    100,000,000         100,000,000
   ING Bank NV                                                      3.600%     09/27/2001    100,000,000          99,966,022
   ING Bank NV                                                      3.800%     12/12/2001     90,000,000          90,000,000
   Lloyds Bank Plc                                                  6.980%     07/16/2001    100,000,000          99,999,028
   Lloyds Bank Plc                                                  4.290%     08/28/2001     50,000,000          50,021,748
   National Australia Bank Ltd.                                     4.120%     05/09/2002     72,000,000          71,999,717
   National Australia Bank Ltd.                                     4.060%     05/13/2002     50,000,000          50,004,215
   National Westminster Bank Plc                                    6.855%     08/31/2001     75,000,000          74,996,436
   National Westminster Bank Plc                                    5.370%     01/16/2002    150,000,000         149,984,276
   National Westminster Bank Plc                                    4.185%     05/15/2002    110,000,000         109,990,680
   National Westminster Bank Plc                                    4.360%     06/03/2002    100,000,000          99,990,595
   National Westminster Bank Plc (a)                                3.760%     02/04/2002    100,000,000          99,994,060
   Rabobank Nederland N V                                           6.630%     11/02/2001     75,000,000          74,992,740
   Royal Bank Canada                                                4.315%     05/01/2002    150,000,000         149,987,865
   Royal Bank Canada                                                4.210%     06/14/2002     40,000,000          39,996,304
   Royal Bank Canada (a)                                            3.865%     07/06/2001     95,000,000          94,999,284
   Royal Bank Canada (a)                                            3.760%     03/06/2002    170,000,000         169,977,314
   Royal Bank Canada (a)                                            3.768%     02/28/2002    150,000,000         149,985,351
   Svenska Handelsbanken, Inc.                                      4.215%     06/14/2002    100,000,000          99,986,140
   Svenska Handelsbanken, Inc.                                      3.880%     07/23/2002    100,000,000          99,979,378
   Svenska Handelsbanken, Inc.                                      4.070%     07/30/2002     75,000,000          74,976,547
   Svenska Handelsbanken, Inc.                                      7.075%     07/23/2001     85,000,000          84,998,789
   Svenska Handelsbanken, Inc.                                      4.260%     07/27/2001    100,000,000         100,001,322
   Svenska Handelsbanken, Inc.                                      5.230%     01/23/2002     50,000,000          49,997,283
   Toronto Dominion Bank                                            3.765%     12/07/2001     65,000,000          64,998,591
   UBS AG                                                           4.735%     07/16/2001    150,000,000         150,000,154
   UBS AG                                                           6.980%     07/16/2001    100,000,000          99,999,028
   UBS AG                                                           4.525%     10/15/2001    150,000,000         150,002,159
   UBS AG                                                           5.200%     02/20/2002    150,000,000         149,981,480
   UBS AG                                                           4.090%     05/14/2002    100,000,000          99,991,546
                                                                                                             ---------------
                                                                                                               6,474,465,917
                                                                                                             ---------------

BANKS MULTINATIONAL - 0.56%
   Citibank                                                         5.380%     07/23/2001    100,000,000         100,001,643
                                                                                                             ---------------

BANKS REGIONAL - 4.26%
   Comerica Bank (a)                                                3.765%     03/25/2002    110,000,000         110,000,000
   Comerica Bank (a)                                                3.905%     06/19/2002     95,000,000          94,995,443
   Comerica Bank (a)                                                3.730%     06/26/2002     95,000,000          94,981,260
   First Tennessee Bank NA                                          4.300%     07/23/2001     90,000,000          90,000,000
   Firstar Bank Milwaukee                                           4.530%     10/16/2001    150,000,000         150,000,000
   Firstar Bank Milwaukee                                           4.040%     05/13/2002    100,000,000          99,991,570


See Notes to Financial Statements.

   NAME OF ISSUER                                                  INTEREST    MATURITY       PRINCIPAL          AMORTIZED
 AND TITLE OF ISSUE                                                  RATE        DATE           AMOUNT             COST+
 ------------------                                                  ----        ----           ------             -----
CERTIFICATES OF DEPOSIT - 41.10% (CONTINUED)

   Old Kent Bank & Trust Company (a)                                3.890%     11/23/2001  $ 120,000,000       $ 120,000,000
                                                                                                             ---------------
                                                                                                                 759,968,273
                                                                                                             ---------------

TOTAL CERTIFICATES OF DEPOSIT                                                                                  7,334,435,833
                                                                                                             ---------------

CORPORATE OBLIGATIONS - 5.30%
AUTOMOTIVE - 1.57%
   Daimlerchrysler NA (a)                                           4.339%     11/08/2001    280,000,000         280,000,000
                                                                                                             ---------------

BANKS FOREIGN - 0.28%
   WESTPAC Banking Corp.                                            4.090%     05/14/2002     50,000,000          49,995,773
                                                                                                             ---------------

BANKS MULTINATIONAL - 0.65%
   Chase Manhattan Corp. (a)                                        4.959%     01/03/2002    115,000,000         115,133,645
                                                                                                             ---------------

BANKS REGIONAL - 1.12%
   Wells Fargo & Company (a)                                        4.348%     07/24/2001    200,000,000         199,995,260
                                                                                                             ---------------

FINANCE CAPTIVE - 0.84%
   Ford Motor Credit Company (a)                                    4.930%     07/16/2001     50,000,000          50,003,356
   Toyota Motor Credit Corp. (a)                                    4.403%     04/02/2002    100,000,000         100,000,000
                                                                                                             ---------------
                                                                                                                 150,003,356
                                                                                                             ---------------

TELECOMMUNICATIONS - 0.84%
   BellSouth Telecommunications, Inc. (a)                           3.970%     01/04/2002    150,000,000         150,000,000
                                                                                                             ---------------

TOTAL CORPORATE OBLIGATIONS                                                                                      945,128,034
                                                                                                             ---------------

BANK NOTES - 4.57%
BANKS FOREIGN - 2.10%
   Abbey National Treasury Services Plc                             6.720%     10/10/2001    125,000,000         124,993,435
   Abbey National Treasury Services Plc (a)                         3.715%     10/25/2001    200,000,000         199,961,863
   WESTPAC Banking Corp. (a)                                        4.786%     10/05/2001     50,000,000          50,010,718
                                                                                                             ---------------
                                                                                                                 374,966,016
                                                                                                             ---------------

BANKS REGIONAL - 2.47%
   Bank of New York (a)                                             3.760%     04/08/2002    100,000,000          99,984,947
   Branch Bank & Trust Company (a)                                  3.935%     12/04/2001     85,000,000          84,996,476
   Comerica Bank (a)                                                3.880%     10/17/2001     72,000,000          71,995,739
   Key Bank NA (a)                                                  4.900%     07/16/2001     50,000,000          50,003,660
   Key Bank NA (a)                                                  4.300%     07/27/2001     50,000,000          49,999,363
   Key Bank NA (a)                                                  3.870%     12/05/2001     83,000,000          83,000,000
                                                                                                             ---------------
                                                                                                                 439,980,185
                                                                                                             ---------------

TOTAL BANK NOTES                                                                                                 814,946,201
                                                                                                             ---------------


See Notes to Financial Statements.

   NAME OF ISSUER                                                  INTEREST    MATURITY       PRINCIPAL          AMORTIZED
 AND TITLE OF ISSUE                                                  RATE        DATE           AMOUNT             COST+
 ------------------                                                  ----        ----           ------             -----
TIME DEPOSITS - 8.09%
BANKS FOREIGN - 2.24%
   Fortis Bank                                                      4.840%     07/02/2001   $  100,000,000     $  100,000,000
   ING Bank NV (b)                                                  3.770%     09/04/2001      100,000,000        100,000,000
   National Australia Bank Ltd.                                     4.156%     07/02/2001      200,000,000        200,000,000
                                                                                                              ---------------
                                                                                                                  400,000,000
                                                                                                              ---------------

BANKS MULTINATIONAL - 1.68%
   Chase Manhattan Corp.                                            4.125%     07/02/2001      300,000,000        300,000,000
                                                                                                              ---------------

BANKS REGIONAL - 4.17%
   Branch Bank & Trust Company                                      3.969%     07/02/2001      143,420,000        143,420,000
   National City Bank                                               3.969%     07/02/2001      300,000,000        300,000,000
   Wells Fargo Bank                                                 4.125%     07/02/2001      300,000,000        300,000,000
                                                                                                              ---------------
                                                                                                                  743,420,000
                                                                                                              ---------------

TOTAL TIME DEPOSITS                                                                                             1,443,420,000
                                                                                                              ---------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.57%
   Federal Home Loan Bank                                           3.640%     09/13/2001      50,000,000          49,625,889
   Federal Home Loan Bank                                           3.650%     12/06/2001      20,330,000          20,004,325
   Federal Home Loan Bank                                           3.670%     12/06/2001      50,000,000          49,194,639
   Federal Home Loan Bank (a)                                       4.520%     10/12/2001      75,000,000          74,985,555
   Federal National Mortgage Association                            4.120%     07/23/2001      50,000,000          49,874,111
   Federal National Mortgage Association                            3.670%     11/16/2001      38,256,000          37,717,802
   Federal National Mortgage Association                            3.670%     11/29/2001      80,000,000          78,768,511
   Federal National Mortgage Association                            3.645%     12/06/2001     100,000,000          98,400,250
                                                                                                              ---------------

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                                                      458,571,082
                                                                                                              ---------------


REPURCHASE AGREEMENTS - 12.89%
   Bank One Tri Party, 4.11%,
   due 07/02/2001, (collateralized by various
   U.S. Government obligations, 4.625%-
   .50%, due 07/02/2001-07/01/2031 valued at
   $1,020,002,409)                                                  4.110%     07/02/2001   1,000,000,000       1,000,000,000
   Bear Stearns, 4.11% due 07/02/2001,
   (collateralized by various U.S.Government
   obligations, 5.125%-7.0%, due 06/30/2008
   -06/01/2017 valued at $600,888,890)                              4.110%     07/02/2001     590,000,000         590,000,000




See Notes to Financial Statements.

   NAME OF ISSUER                                                  INTEREST    MATURITY       PRINCIPAL          AMORTIZED
 AND TITLE OF ISSUE                                                  RATE        DATE           AMOUNT             COST+
 ------------------                                                  ----        ----           ------             -----
REPURCHANGE AGREEMENTS - 12.89% (CONTINUED)
   Warburg Tri Party, 4.10% due 07/02/2001,
   (collateralized by various U.S.Government
   obligations, 4.125%-7.125%, due
   07/06/2001-09/15/2029 valued at $724,202,582)                   4.100%       07/02/2001    $ 710,000,000    $  710,000,000
                                                                                                             ----------------

TOTAL REPURCHASE AGREEMENTS                                                                                     2,300,000,000
                                                                                                             ----------------

TOTAL INVESTMENTS-- 103.35%                                                                                    18,441,993,027
OTHER ASSETS LESS LIABILITIES-- (3.35)%                                                                          (597,706,363)
                                                                                                           ------------------
NET ASSETS-- 100.00%                                                                                         $ 17,844,286,664
                                                                                                           ==================


(a) Floating Rate Note - Interest rate shown is rate in effect at June 30, 2001.
(b) Illiquid Securities. At June 30, 2001, these securities amounted to $100,000,000 or 0.56% of the Fund's net assets.
 + See note 2 to the financial statements.








See Notes to Financial Statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

ASSETS:
Investments in securities, at amortized cost                             $     18,441,993,027
Cash                                                                                    1,061
Interest receivable                                                               112,538,003
Prepaid insurance                                                                     144,133
                                                                         --------------------
      Total Assets                                                             18,554,676,224
                                                                         --------------------

LIABILITIES:
Payable for investments purchased                                                 705,017,732
Dividend payable                                                                    4,155,382
Advisory fee payable                                                                  598,665
MBIA insurance payable                                                                289,701
Administration fee payable                                                            193,041
Custodian fee payable                                                                 101,053
Transfer agent fee payable                                                             17,786
Other accrued expenses and liabilities                                                 16,200
                                                                         --------------------
      Total Liabilities                                                           710,389,560
                                                                         --------------------

NET ASSETS                                                               $     17,844,286,664
                                                                         ====================

NET ASSETS CONSIST OF:
Capital stock, $0.001 par value;
      17,844,377,769 shares issued and outstanding                       $         17,844,378
Capital paid in excess of par                                                  17,826,533,391
Accumulated net realized loss on investments                                          (91,105)
                                                                         --------------------
NET ASSETS                                                                    $17,844,286,664
                                                                         ====================

Net asset value, offering, and redemption price per share                $               1.00
                                                                         ====================



See Notes to Financial Statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                  $       537,777,516
                                                          -------------------
EXPENSES:
Advisory fee                                                        1,747,940
Administration fee                                                    566,357
MBIA Insurance expense                                                533,590
Custodian fee                                                         206,761
Transfer agent fee                                                     84,104
Insurance expense                                                      57,437
Trustees fees                                                          34,415
Amortization of organization expenses                                  14,699
Audit fee                                                              10,011
Legal fee                                                               8,065
Miscellaneous expense                                                   2,656
                                                          -------------------
      Total expenses                                                3,266,035
                                                          -------------------

Net investment income                                     $       534,511,481
                                                          ===================



See Notes to Financial Statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                                    SIX MONTHS ENDED
                                                                                      JUNE 30, 2001              YEAR ENDED
                                                                                       (UNAUDITED)           DECEMBER 31, 2000
                                                                                       -----------           -----------------
FROM OPERATIONS:
Net investment income                                                               $    534,511,481         $  1,139,857,372
Net realized gain(loss) on investments                                                             -                  (91,231)
                                                                                    ----------------         ----------------

Net increase in net assets resulting from operations                                     534,511,481            1,139,766,141
                                                                                    ----------------         ----------------

DISTRIBUTIONS FROM:
Net investment income                                                                   (534,511,481)          (1,139,857,372)
                                                                                    ----------------         ----------------

FROM FUND SHARE TRANSACTIONS (AT CONSTANT $1.00 PER SHARE):
Proceeds from shares sold                                                             74,479,613,263          148,630,630,526
Cost of redemptions                                                                  (75,861,842,045)        (141,573,916,575)
                                                                                    ----------------         ----------------

Net increase (decrease) in net assets from Fund share transactions                    (1,382,228,782)           7,056,713,951
                                                                                    ----------------         ----------------

Net increase (decrease) in net assets                                                 (1,382,228,782)           7,056,622,720

NET ASSETS:
Beginning of period                                                                   19,226,515,446           12,169,892,726
                                                                                    ----------------         ----------------

End of period                                                                       $ 17,844,286,664         $ 19,226,515,446
                                                                                    ================         ================



See Notes to Financial Statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------

                                              SIX
                                         MONTHS ENDED
                                         JUNE 30, 2001     YEAR ENDED         YEAR ENDED           YEAR ENDED
                                          (UNAUDITED)   DECEMBER 31, 2000   DECEMBER 31, 1999    DECEMBER 31, 1998
PER SHARE OPERATING
     PERFORMANCE:
Net asset value, beginning
   of period                            $      1.0000    $      1.0000       $      1.0000        $      1.0000
                                        -------------    -------------       -------------        -------------
     Net investment income                     0.0266           0.0641              0.0519               0.0556
     Distributions from net
        investment income                     (0.0266)         (0.0641)            (0.0519)             (0.0556)
                                        -------------    -------------       -------------        -------------

Net increase from
     investment operations                     0.0000           0.0000              0.0000               0.0000
                                        -------------    -------------       -------------        -------------

Net asset value,
     end of period                      $      1.0000    $      1.0000       $      1.0000        $      1.0000
                                        -------------    -------------       -------------        -------------

TOTAL INVESTMENT
      RETURN (a)                                2.69%            6.60%               5.32%                5.70%

RATIOS AND SUPPLEMENTAL
      DATA:
Ratio of expenses to average
     net assets                                 0.03%(b)         0.03%               0.03%                0.03%
Ratio of net investment income
     to average net assets                      5.35%(b)         6.43%               5.22%                5.56%
Net assets, end of period
     (in millions)                            $17,844          $19,227             $12,170               $6,792


                                                                    FOR THE PERIOD
                                                                     MAY 15,1996*
                                              YEAR ENDED               THROUGH
                                           DECEMBER 31, 1997      DECEMBER 31, 1996
                                           -----------------      -----------------
PER SHARE OPERATING
     PERFORMANCE:
Net asset value, beginning
   of period                                 $      1.0000          $      1.0000
                                             -------------          -------------
     Net investment income                          0.0560                 0.0342
     Distributions from net
        investment income                          (0.0560)               (0.0342)
                                             -------------          -------------

Net increase from
     investment operations                          0.0000                 0.0000
                                             -------------          -------------

Net asset value,
     end of period                           $      1.0000          $      1.0000
                                             -------------          -------------

TOTAL INVESTMENT
      RETURN (a)                                     5.75%                  3.47%

RATIOS AND SUPPLEMENTAL
      DATA:
Ratio of expenses to average
     net assets                                      0.04%                 0.06%(b)(c)
Ratio of net investment income
     to average net assets                           5.62%                 5.47%(b)(c)
Net assets, end of period
     (in millions)                                  $5,591                $2,878

*  Commencement of investment operations.
(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Amounts for periods less than one year have not been annualized.
(b) Annualized.
(c) Net of administration waiver of expenses, amounting to less than 0.001% of net assets for the period.


See Notes to Financial Statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED)


1.  ORGANIZATION AND FUND DESCRIPTION
State Street Navigator Securities Lending Trust (the "Trust") was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios:
State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio and State Street Navigator Securities Lending Short-Term Bond Portfolio. Currently, only State Street Navigator Securities Lending Prime Portfolio (the "Fund") has commenced operations. The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program maintained by State Street Bank and Trust Company. The Fund's objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the
Fund:

SECURITY VALUATION: Investments are valued at amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time which, in the case of the Fund's transactions, is within seven days. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Fund is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Adviser, SSgA Funds Management, Inc., a division of State Street Bank and Trust Company.

ORGANIZATION EXPENSES: The Fund bears all costs in connection with its organization. All such costs have all amortized using the straight line method over a period of five years from commencement of the Fund's operations.

FEDERAL INCOME TAXES: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains and excise tax on income and capital gains.

At June 30, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

USE OF ESTIMATES: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND COMPENSATION PAID TO AFFILIATES
SSgA Funds Management, Inc. serves as the Funds Adviser and State Street Bank and Trust Company ("State Street") serves as the Administrator, Custodian and Transfer Agent.

ADVISORY FEE: Under the terms of the investment advisory agreement, the Fund pays an advisory fee at an annual rate of .0175% of the Fund's average daily net assets.

ADMINISTRATION FEE: Under the terms of the administration agreement, the Fund pays an annual administration fee equal to .035% of the Fund's average daily net assets up to $300 million, .020% of the next $300 million and .005% in excess of $600 million, subject to certain minimum requirements.

CUSTODIAN FEE: Under the terms of the custody agreement, the Fund pays an annual accounting fee equal to $30,000 plus a custodian fee equal to .0025% of the Fund's average daily net assets up to $1 billion, .0020% on the next $9 billion, and .0015% in excess of $10 billion, plus transaction costs.

TRANSFER AGENT FEE: Under the terms of the transfer agency agreement, the Fund pays a monthly fee of $2,500 plus transaction costs.

4. TRUSTEES' FEES
The Trust pays each trustee who is not an officer or employee of State Street $2,500 for each meeting of the Board of Trustees and an additional $1,000 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $10,000, excluding the Chairman who receives an annual retainer of $15,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5. BENEFICIAL INTEREST
At June 30, 2001, there were two shareholders who owned over 5% of the Fund's outstanding shares, amounting to 17.2% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

6. FINANCIAL GUARANTY INSURANCE POLICY
The Trust has entered into a Financial Guaranty Insurance Agreement (the "Default Insurance Policy") with MBIA Insurance Corporation ("MBIA") that provides limited coverage for certain loss events involving money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The Default Insurance Policy is subject to an aggregate loss limitation of $240 million and a deductible of .03 of 1% of the net assets of the Fund, determined as of the close of business on the first business day prior to the loss event. The Default Insurance Policy is intended as a credit enhancement strategy for the Fund. The Default Insurance Policy does not cover losses resulting from changes in interest rates or other market developments. While the Default Insurance Policy is intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there is no guarantee that the Policy will do so. The Default Insurance Policy became effective May 9, 2001 and as of June 30, 2001, the Fund made no claims under the policy.

7. SUBSEQUENT EVENT
At the Trust's May 17, 2001 Board meeting, the Trustee's unanimously approved fee increases to certain contracts between the Trust and State Street pursant to which State Street provides administration, transfer agency and custody services for the Fund. Effective July 1, 2001, the new fees payable to State Street are as follows:

       Administration Fees           .0075% of the Fund's average daily net assets
       Custody Fees                  .0035% of the Fund's average daily net assets
       Transfer Agency Fees          .0015% of the Fund's average daily net assets

Shareholder Meeting (unaudited)

           A meeting of Shareholders of the State Street Navigator Securities Lending Prime Portfolio (the "Fund"), a series of State Street Navigator Securities Lending (the "Trust"), was held at the offices of State Street Bank and Trust Company, Two International Place, South China Sea Conference Room, 31st Floor, Boston, Massachusettes 02110, on July 17, 2001. The matters voted upon by Shareholders and the resulting votes are presented below:

PROPOSAL I. Approval of an amendment to the Fund's investment advisory agreement to increase the investment advisory fees.

NUMBER OF VOTES

           FOR                            AGAINST                   ABSTAIN
           ---                            -------                   -------
    3,820,446,017.00                  9,190,186,636.00           20,185,644.00



PROPOSAL II. Election of a Trustee

NUMBER OF VOTES

           FOR                            AGAINST                   ABSTAIN
           ---                            -------                   -------
   13,030,818,162.00                       0.00                     135.00



PROPOSAL III. Ratification of the selection of PricewaterhouseCoopers LLP as the independent public accountants of Trust for its fiscal year ending December 31, 2001.

NUMBER OF VOTES

           FOR                           AGAINST                    ABSTAIN
           ---                           -------                    -------
   13,030,818,297.00                      0.00                        0.00



PROPOSAL IV. Approval of a change in the Fund's investment limitation concerning industry concertration.

NUMBER OF VOTES

           FOR                           AGAINST                    ABSTAIN
           ---                           -------                    -------
    13,030,818,230.00                     0.00                       67.00

TRUSTEES
Michael A. Jessee
George J. Sullivan Jr.
Peter Tufano

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA  02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA  02110

LEGAL COUNSEL
Goodwin, Proctor & Hoar LLP
Exchange Place
Boston, MA 02109












This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
State Street Bank and Trust Company
Global Securities Lending
Two International Place
Boston, MA 02110